Assets and Liabilities Measured at Fair Value on a Recurring Basis by Fair-Value Hierarchy Levels (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Available for sale Securities | Trading Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	7,512,400	7,612,147
Available for sale Securities | Trading Assets | Level 1 | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	4,426,974	4,081,086
Available for sale Securities | Trading Assets | Level 1 | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,085,426	3,531,061
Trading Assets | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	13,348,616	12,676,716
Trading Assets | Level 1 | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,970,626	2,103,284
Trading Assets | Level 1 | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	644,978	901,481
Trading Assets | Level 1 | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,709,816	662,121
Trading Assets | Level 1 | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	600,389	534,190
Trading Assets | Level 1 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		5,492
Trading Assets | Level 1 | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	15,443
Trading Assets | Level 1 | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,865,590	2,961,285
Trading Liabilities | Level 1
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,673	28,575
Trading Liabilities | Level 1 | Short-term borrowings | Securities Sold, Not yet Purchased
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,358	27,966
Trading Liabilities | Level 1 | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		609
Trading Liabilities | Level 1 | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	315
Credit derivatives | Trading Assets | Level 2 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	349
Available for sale Securities | Trading Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	16,987,336	16,939,058
Available for sale Securities | Trading Assets | Level 2 | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	6,074,531	4,640,913
Available for sale Securities | Trading Assets | Level 2 | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,400,140	2,307,792
Available for sale Securities | Trading Assets | Level 2 | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	6,446,997	7,633,203
Available for sale Securities | Trading Assets | Level 2 | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,916,077	2,186,982
Available for sale Securities | Trading Assets | Level 2 | Other Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	149,591	170,168
Trading Assets | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	29,225,789	26,152,912
Trading Assets | Level 2 | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	11,639,805	8,686,718
Trading Assets | Level 2 | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,580,357	622,214
Trading Assets | Level 2 | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,550,044	920,794
Trading Assets | Level 2 | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,176,717	1,441,973
Trading Assets | Level 2 | Trading Securities | Debt Securities | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	470,501	872,987
Trading Assets | Level 2 | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	230,302	212,772
Trading Assets | Level 2 | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		4,359,732
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,503,264
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	819,512
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,152,005
Trading Assets | Level 2 | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,297
Trading Assets | Level 2 | Trading Securities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	153,457	256,246
Trading Assets | Level 2 | Other Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	596,977	524,933
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		1,817
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	350
Trading Assets | Level 2 | Other Assets | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	27,040
Trading Assets | Level 2 | Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	569,587	523,116
Trading Assets | Level 2 | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,671	2,203
Trading Liabilities | Level 2
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	3,531,624	4,464,770
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		167
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	19,281
Trading Liabilities | Level 2 | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	4,747
Trading Liabilities | Level 2 | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		4,145,634
Trading Liabilities | Level 2 | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,300,485
Trading Liabilities | Level 2 | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	823,251
Trading Liabilities | Level 2 | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,182,025
Trading Liabilities | Level 2 | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	3,216
Trading Liabilities | Level 2 | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	198,619	318,969
Credit derivatives | Level 3 | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	422
Available for sale Securities | Level 3 | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	30,984	97,202
Available for sale Securities | Level 3 | Trading Assets | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	30,984	97,202
Level 3 | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	698,955	604,276
Level 3 | Trading Assets | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	667,971	507,074
Level 3 | Trading Assets | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	347,342	255,768
Level 3 | Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		251,306
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	127,658
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	105,005
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	85,738
Level 3 | Trading Assets | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,228
Level 3 | Trading Liabilities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	2,086,776	1,167,279
Level 3 | Trading Liabilities | Long-term Debt | Equity linked securities sold
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,949,390	1,067,457
Level 3 | Trading Liabilities | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	29,539
Level 3 | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		99,822
Level 3 | Trading Liabilities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	22,113
Level 3 | Trading Liabilities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	50,957
Level 3 | Trading Liabilities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	32,452
Level 3 | Trading Liabilities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,903
Credit derivatives | Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	349
Available for sale Securities | Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	24,530,720	24,648,407
Available for sale Securities | Trading Assets | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	10,501,505	8,721,999
Available for sale Securities | Trading Assets | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,400,140	2,307,792
Available for sale Securities | Trading Assets | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	9,532,423	11,164,264
Available for sale Securities | Trading Assets | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,947,061	2,284,184
Available for sale Securities | Trading Assets | Other Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	149,591	170,168
Trading Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	43,273,360	39,433,904
Trading Assets | Trading Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	15,278,402	11,297,076
Trading Assets | Trading Securities | Debt Securities | Korean Treasury And Government Agencies
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	3,225,335	1,523,695
Trading Assets | Trading Securities | Debt Securities | Corporations
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,897,386	1,176,562
Trading Assets | Trading Securities | Debt Securities | Financial Institutions
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	4,886,533	2,104,094
Trading Assets | Trading Securities | Debt Securities | Mortgage-backed securities and asset-backed securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	470,501	872,987
Trading Assets | Trading Securities | Equity Securities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	830,691	746,962
Trading Assets | Trading Securities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		4,616,530
Trading Assets | Trading Securities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,630,922
Trading Assets | Trading Securities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	924,517
Trading Assets | Trading Securities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	1,253,186
Trading Assets | Trading Securities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	5,525
Trading Assets | Trading Securities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	153,457	256,246
Trading Assets | Other Assets
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	596,977	524,933
Trading Assets | Other Assets | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value		1,817
Trading Assets | Other Assets | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	350
Trading Assets | Other Assets | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	27,040
Trading Assets | Other Assets | Fund investments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	569,587	523,116
Trading Assets | Equity Security
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Assets measured at fair value	2,867,261	2,963,488
Credit derivatives | Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	422
Trading Liabilities
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	6,243,073	5,660,624
Trading Liabilities | Short-term borrowings | Securities Sold, Not yet Purchased
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	624,358	27,966
Trading Liabilities | Long-term Debt | Equity linked securities sold
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,949,390	1,067,457
Trading Liabilities | Other Liabilities | Hedging derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		167
Trading Liabilities | Other Liabilities | Hedging derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	19,281
Trading Liabilities | Other Liabilities | Hedging derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	34,286
Trading Liabilities | Derivative instruments
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value		4,246,065
Trading Liabilities | Derivative instruments | Foreign exchange derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,322,598
Trading Liabilities | Derivative instruments | Interest rate derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	874,208
Trading Liabilities | Derivative instruments | Equity derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	1,214,792
Trading Liabilities | Derivative instruments | Other derivatives
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	5,119
Trading Liabilities | Other trading activities - commodity indexed deposits
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Liabilities measured at fair value	198,619	318,969